Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 738,239,040.90
Previously Paid Amount	30,134.38
Total Fee Amount	113,024.40
Total Offset Amount	65,080.42
Net Fee	$ 17,809.60